Derivative Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Derivative Financial Instruments
Schedule of derivative instruments portfolio

Notional value (in millions)	As of September 30, 2013		As of December 31, 2012
Interest rate contracts	USD	5,750	USD	5,750
Foreign exchange contracts	EUR	221.5	EUR	91.1
Foreign exchange contracts	AUD	215	AUD	115
Foreign exchange contracts	GBP	100	GBP	—
Foreign exchange contracts	CAD	75	CAD	—

Notional value (in millions)	As of December 31, 2012		As of December 31, 2011
Interest rate contracts	USD	5,750	USD	5,750
Foreign exchange contracts	EUR	91.1	EUR	91.1
Foreign exchange contracts	AUD	115	AUD	115
Forward-starting interest rate contracts	USD	—	USD	3,000

Schedule of Fair Value of Derivative Instruments in the Consolidated Balance Sheets

Fair Value of Derivative Instruments in the Consolidated Balance Sheets

	As of September 30, 2013
(in millions)	Assets (a)(c)	Liabilities (b)(c)
Derivatives designated as hedging instruments:
Foreign exchange contracts	$11.1	$(29.2)
Derivatives not designated as hedging instruments:
Interest rate contracts	62.2	(116.9)
Foreign exchange contracts	—	(2.4)
Total derivatives not designated as hedging instruments	62.2	(119.3)
Total derivatives	$73.3	$(148.5)

	As of December 31, 2012
(in millions)	Assets (a)(c)	Liabilities (b)(c)
Derivative designated as hedging instrument:
Foreign exchange contract	$—	$(32.8)
Derivatives not designated as hedging instruments:
Interest rate contracts	90.8	(137.7)
Foreign exchange contracts	10.1	(1.6)
Total derivatives not designated as hedging instruments	100.9	(139.3)
Total derivatives	$100.9	$(172.1)

(a)                  Derivative assets are included in the “Other current assets” and “Other long-term assets” lines of the Consolidated Balance Sheets.

(b)                  Derivative liabilities are included in the “Other current liabilities” and “Other long-term liabilities” lines of the Consolidated Balance Sheets.

(c)                  The Company presents all derivative balances on a gross basis, without regard to counterparty master netting agreements or similar arrangements.  Of the balances included in the table above, $73.3 million of assets and $115.5 million of liabilities, net $42.2 million, as of September 30, 2013 and $100.9 million of assets and $126.0 million of liabilities, net $25.1 million, as of December 31, 2012 are subject to master netting agreements with the counterparties.  The terms of those agreements require that the Company net settle the outstanding positions at the option of the counterparty upon certain events of default.

Fair Value of Derivative Instruments in the Consolidated Balance Sheets

	As of December 31, 2012
(in millions)	Assets (a)(c)	Liabilities (b)(c)
Derivatives designated as hedging instruments
Foreign exchange contract	$—	$(32.8)
Derivatives not designated as hedging instruments
Interest rate contracts	90.8	(137.7)
Foreign exchange contracts	10.1	(1.6)
Total derivatives not designated as hedging instruments	100.9	(139.3)
Total derivatives	$100.9	$(172.1)

	As of December 31, 2011
(in millions)	Assets (a)(c)	Liabilities (b)(c)
Derivatives designated as hedging instruments
Interest rate contract	$—	$(12.8)
Foreign exchange contract	—	(27.1)
Total derivatives designated as hedging instruments	—	(39.9)

Derivatives not designated as hedging instruments
Interest rate contracts	$65.4	$(143.9)
Foreign exchange contracts	10.9	(0.7)
Forward-starting interest rate contracts	—	(11.9)
Total derivatives not designated as hedging instruments	76.3	(156.5)
Total derivatives	$76.3	$(196.4)

(a)                  Derivative assets are included in the “Other current assets” and “Other long-term assets” lines of the Consolidated Balance Sheets.

(b)                  Derivative liabilities are included in the “Other current liabilities” and “Other long-term liabilities” lines of the Consolidated Balance Sheets.

(c)                      The Company’s policy is to present all derivative balances on a gross basis, without regard to counterparty master netting agreements or similar arrangements.

Schedule of The Effect of Derivative Instruments on the Consolidated Statements of Operations

The Effect of Derivative Instruments on the Consolidated Statements of Operations

	Three months ended September 30,
	2013		2012
(in millions, pretax)	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives in cash flow hedging relationships:
Amount of gain or (loss) reclassified from accumulated OCI into income (a)	$—	$—	$(37.9)	$—
Derivative in net investment hedging relationships:
Amount of gain or (loss) recognized in OCI (effective portion)	$—	$(20.3)	$—	$(3.7)
Derivatives not designated as hedging instruments:
Amount of gain or (loss) recognized in income (b)	$(24.3)	$(1.2)	$(41.2)	$(1.8)

	Nine months ended September 30,
	2013		2012
(in millions, pretax)	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives in cash flow hedging relationships:
Amount of gain or (loss) reclassified from accumulated OCI into income (a)	$—	$—	$(114.8)	$—
Derivative in net investment hedging relationships:
Amount of gain or (loss) recognized in OCI (effective portion)	$—	$11.7	$—	$(7.1)
Derivatives not designated as hedging instruments:
Amount of gain or (loss) recognized in income (b)	$(10.1)	$(1.2)	$(88.4)	$1.6

(a)                   Gain (loss) is recognized in the “Interest expense” line of the Consolidated Statements of Operations.

(b)                  Gain (loss) is recognized in the “Other income (expense)” line of the Consolidated Statements of Operations.

The Effect of Derivative Instruments on the Consolidated Statements of Operations

	Year ended December 31,
	2012		2011		2010
(in millions, pretax)	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Derivatives in cash flow hedging relationships:
Amount of gain or (loss) recognized in OCI (effective portion)	$—	—	$61.3	—	$(26.2)	—
Amount of gain or (loss) reclassified from accumulated OCI into income (a)	(114.9)	—	(93.0)	—	(145.7)	—
Amount of gain or (loss) recognized in income (ineffective portion) (b)	—	—	(2.3)	—	(6.3)	—

Derivatives in net investment hedging relationships:
Amount of gain or (loss) recognized in OCI (effective portion)	$—	(9.2)	$—	(9.4)	$—	(14.8)
Amount of gain or (loss) recognized in income (ineffective portion) (b)	—	—	—	—	—	0.5
Derivatives not designated as hedging instruments:
Amount of gain or (loss) recognized in income (b)	$(89.9)	(1.5)	$58.0	2.5	$(61.6)	9.1

(a)                  Gain (loss) is recognized in the “Interest expense” line of the Consolidated Statements of Operations.

(b)                  Gain (loss) is recognized in the “Other income (expense)” line of the Consolidated Statements of Operations.

Summary of activity in other comprehensive income related to derivative instruments classified as cash flow hedges and as a net investment hedge

(in millions, after tax)	Nine months ended September 30, 2013
Accumulated loss included in other comprehensive income (loss) at beginning of the period	$(21.1)
Increase in fair value of derivative that qualifies for hedge accounting (a)	11.5
Accumulated gain included in other comprehensive income (loss) at end of the period	$(9.6)

(a)                                 Gains and losses are included in “Foreign currency translation adjustment” on the Consolidated Statements of Comprehensive Income (Loss).

	Year ended December 31,
(in millions, after tax)	2012	2011
Accumulated loss included in other comprehensive income (loss) at beginning of the period	$(87.6)	$(181.3)
Less: Reclassifications into earnings from other comprehensive income (loss)	72.2	60.2
	(15.4)	(121.1)
Increase in fair value of derivatives that qualify for hedge accounting (a)	(5.7)	33.5
Accumulated loss included in other comprehensive income (loss) at end of the period	$(21.1)	$(87.6)

(a)                  Gains and losses are included in “Unrealized gains on hedging activities” and in “Foreign currency translation adjustment” on the Consolidated Statements of Comprehensive Income (Loss).